Segment Information and Geographic Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Revenue by Geographic Region

Revenue by geographic region, based on ship-to destinations, was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
United States	$27,048	$10,505	$40,016	$17,980
China	45,968	20,997	87,352	34,996
Germany	25,564	19,481	44,720	40,168
Other	17,612	6,863	28,593	11,946

Total revenue	$116,192	$57,846	$200,681	$105,090

Revenue by geographic region, based on ship-to destinations, was as follows (in thousands):

	Year Ended December 31,
	2015	2014
United States	$42,263	$30,444
China	86,048	53,340
Germany	77,850	38,095
Other	32,895	24,355

Total revenue	$239,056	$146,234

Summary of Total Long-Lived Assets by Geographic Region

Total long-lived assets by geographic region consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
United States	$12,985	$10,896
Canada	2,434	3,227
Thailand	4,487	1,715
Other	862	87

Total long-lived assets	$20,768	$15,925

Total long-lived assets by geographic region (in thousands):

	December 31,
	2015	2014
United States	$10,896	$7,205
Canada	3,227	612
Thailand	1,715	—
Other	87	129

Total long-lived assets	$15,925	$7,946